Leases - Operating Leases (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2028	Aug. 31, 2027	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Mar. 31, 2023	Jun. 24, 2022	Jun. 01, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases
Operating lease expense	$ 13,476	$ 17,209
Operating right-of-use assets
Right-of-use, net	417,835	417,835
Operating lease liabilities
Office Lease	358,221	358,221
Less: current portion	(68,958)	(68,958)
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)	289,263	289,263
Future minimum rent payments under the operating lease
Year ending December 31, 2024	128,520	128,520
Year ending December 31, 2025	131,440	131,440
Year ending December 31, 2026	125,400	125,400
Year ending December 31, 2027	82,880	82,880
Total future minimum lease payments	500,130	500,130
Less imputed interest	(141,909)	(141,909)
Office Lease	$ 358,221	$ 358,221
iDoc
Leases
Incremental borrowing rate			5.00%
Operating lease expense			$ 243,525	$ 256,029
Operating right-of-use assets
Office Lease			1,216,055	1,130,642
Less accumulated amortization			(337,743)	(344,514)
Right-of-use, net			878,312	786,128
Operating lease liabilities
Office Lease			886,602	786,128
Less: current portion			(222,325)	(194,834)
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)			664,277	591,294
Future minimum rent payments under the operating lease
Year ending December 31, 2024			241,850
Year ending December 31, 2025			236,520
Year ending December 31, 2026			239,440
Year ending December 31, 2027			132,400
Year ending December 31, 2028			82,880
Total future minimum lease payments			933,090
Less imputed interest			(46,488)
Office Lease			$ 886,602	$ 786,128
Massachusetts Lease | iDoc
Leases
Monthly lease payments					$ 10,360	$ 10,120	$ 9,870	$ 9,630	$ 9,380
Texas Lease | iDoc
Leases
Monthly lease payments												$ 10,000
Georgia Lease | iDoc
Leases
Monthly lease payments											$ 4,097	$ 6,000
Colorado Lease | iDoc
Leases
Monthly lease payments										$ 5,024			$ 4,851	$ 4,678